Short-term Loan	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Short-term Loan
Short-term Loan

Note 9 – Short-term Loan

On December 15, 2022, Beijing Youkai obtained a short-term loan in the amount of RMB 2,000,000 (approximately $273,000) from Bank of Beijing Co., Ltd. Zhongguancun Branch with an interest rate of LPR per annum and due on December 14, 2023. The loan was guaranteed by Beijing Guohua Wenke Financing Guarantee Co., Ltd.. The loan was repaid in full in December 2023.

On March 10, 2023, Beijing Yading obtained a short-term loan in the amount of RMB 2,700,000 (approximately $369,000) from Bank of Hangzhou Co., Ltd. Zhongguancun Branch with an interest rate of 4.8% per annum and due on March 9, 2024. The loan was guaranteed by Beijing Haidian Technology Enterprise Financing Guarantee Co., Ltd.. The loan was repaid in full in March 2024.

On December 25, 2023, Beijing Yading obtained a short-term loan in the amount of RMB 3,000,000 (approximately $421,000) from Bank of Beijing Co., Ltd. Zhongguancun Branch with an interest rate of LPR per annum and due on December 24, 2024. The loan was guaranteed by Beijing Guohua Wenke Financing Guarantee Co., Ltd.. As of April 30, 2025 and October 31, 2024, the outstanding balance for this loan was $412,621 and $421,479, respectively. The loan was repaid in full on December 9, 2024 and reborrowed for the same amount.

Note 9 – Short-term Loan

On December 15, 2022, Beijing Youkai obtained a short-term loan in the amount of RMB 2,000,000 (approximately $273,000) from Bank of Beijing Co., Ltd. Zhongguancun Branch with an interest rate of LPR per annum and due on December 14, 2023. The loan was guaranteed by Beijing Guohua Wenke Financing Guarantee Co., Ltd.. The loan was repaid in full in December 2023. As of October 31, 2024 and 2023, the outstanding balance for this loan was $-0- and $273,351, respectively. For the years ended October 31, 2024 and 2023, the Company recorded interest expense in the amount of $2,187 and $10,075, respectively.

On March 10, 2023, Beijing Yading obtained a short-term loan in the amount of RMB 2,700,000 (approximately $369,000) from Bank of Hangzhou Co., Ltd. Zhongguancun Branch with an interest rate of 4.8% per annum and due on March 9, 2024. The loan was guaranteed by Beijing Haidian Technology Enterprise Financing Guarantee Co., Ltd.. The loan was repaid in full in March 2024. As of October 31, 2024 and 2023, the outstanding balance for this loan was nil- and $369,024, respectively. For the years ended October 31, 2024 and 2023, interest expense on the loan was $8,517 and $9,591, respectively.

On December 25, 2023, Beijing Yading obtained a short-term loan in the amount of RMB 3,000,000 (approximately $421,000) from Bank of Beijing Co., Ltd. Zhongguancun Branch with an interest rate of LPR per annum and due on December 24, 2024. The loan was guaranteed by Beijing Guohua Wenke Financing Guarantee Co., Ltd.. As of October 31, 2024, the outstanding balance for this loan was $421,479. For the year ended October 31, 2024, interest expense on the loan was $10,723. The loan was repaid in full on December 9, 2024.